Reportable segments - Schedule of Reportable Segment Depreciation and Amortization and Capital Expenditures (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Depreciation and Amortization:
Depreciation and amortization			$ 1,286,804	$ 1,289,747	$ 2,587,556	$ 1,323,467
Capital Expenditures:
Capital expenditures					29,928	55,267
Interest Expense:
Interest expense	$ 80,700	$ 222,363	$ 172,643	$ 916,974	2,811,861	211,459
Technology Segment [Member]
Depreciation and Amortization:
Depreciation and amortization					11,395	4,680
Capital Expenditures:
Capital expenditures					29,928	20,117
Telehealth Segment [Member]
Depreciation and Amortization:
Depreciation and amortization					2,576,161	1,318,787
Capital Expenditures:
Capital expenditures					0	35,150
Operating Segments [Member] | Technology Segment [Member]
Interest Expense:
Interest expense					64,170	77,128
Operating Segments [Member] | Telehealth Segment [Member]
Interest Expense:
Interest expense					250,764	133,131
Non-Operating corporate [Member]
Interest Expense:
Interest expense					$ 2,496,927	$ 1,200